UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-06071

DWS Institutional Funds

(Exact name of registrant as specified in charter)

One South Street

Baltimore, MD 21202

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 09/30

Date of reporting period: 06/30/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of June 30, 2007 (Unaudited)

DWS Inflation Protected Plus Fund

	Principal Amount ($)	Value ($)

Government & Agency Obligations 93.0%
US Treasury Obligations
US Treasury Bill, 4.845% *, 7/19/2007 (a)	178,000	177,569
US Treasury Inflation-Indexed Bonds:
2.375%, 1/15/2025	6,084,243	5,850,377
3.375%, 4/15/2032	2,735,823	3,148,763
US Treasury Inflation-Indexed Notes:
1.625%, 1/15/2015	3,246,600	3,017,815
2.0%, 1/15/2016	5,257,706	4,991,945
3.0%, 7/15/2012	2,298,580	2,343,115
3.375%, 1/15/2012	1,163,750	1,201,209
3.875%, 1/15/2009	6,300,050	6,400,460

4.625%, 11/15/2016				3,850,000	3,731,193

Total Government & Agency Obligations (Cost $31,402,864)					30,862,446
				Shares	Value ($)

Cash Equivalents 4.1%
Cash Management QP Trust, 5.34% (b) (Cost $1,361,238)				1,361,238	1,361,238
				% of Net Assets	Value ($)

Total Investment Portfolio (Cost $32,764,102)				97.1	32,223,684
Other Assets and Liabilities, Net				2.9	958,816

Net Assets				100.0	33,182,500

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*				Annualized yield at time of purchase; not a coupon rate.
(a)				At June 30, 2007, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(b)				Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
At June 30, 2007, open future contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Depreciation ($)

10 Year Canada Government Bond	9/19/2007	3	313,452	312,096	(1,356)
10 Year US Treasury Note	9/19/2007	35	3,721,973	3,699,609	(22,364)
United Kingdom Treasury Bond	9/26/2007	12	2,544,612	2,499,603	(45,009)
Total net unrealized depreciation					(68,729)

At June 30, 2007, open future contracts sold were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation ($)

10 Year Australia Bond	9/17/2007	23	1,918,272	1,913,385	4,887
10 Year Republic of Germany Bond	9/6/2007	25	3,782,271	3,747,362	34,909

Total net unrealized appreciation					39,796

Tthe Fund had the following open forward foreign currency exchange contracts at June 30, 2007:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)
USD	594,405	AUD	714,000	9/19/2007	9,566
USD	3,437,536	EUR	2,579,000	9/19/2007	62,328
USD	1,954,129	GBP	994,000	9/19/2007	39,586

JPY	454,550,000	USD	3,734,927	9/19/2007	4,631
USD	1,618,175	SGD	2,478,000	9/19/2007	10,945
Total unrealized appreciation					127,056

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)
CAD	702,000	USD	659,078	9/19/2007	(1,127)
CHF	4,219,000	USD	3,411,498	9/19/2007	(63,144)
NOK	2,065,000	USD	339,220	9/19/2007	(11,430)
Total unrealized depreciation					(75,701)

Currency Abbreviations
AUD	Australian Dollar	JPY	Japanese Yen
CAD	Canadian Dollar	NOK	Norwegian Krone
CHF	Swiss Franc	SGD	Singapore Dollar
EUR	Euro	USD	United States Dollar
GBP	British Pound

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Inflation Protected Plus Fund, a series of DWS Institutional Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	August 8, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Inflation Protected Plus Fund, a series of DWS Institutional Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	August 8, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        August 8, 2007